Securities at amortized cost (AC)	12 Months Ended
Dec. 31, 2025
Financial Assets At Amortized Cost - Securities [Abstract]
Securities at amortized cost (AC)	Securities at amortized cost (AC)
The accounting policy on financial assets and liabilities is presented in Note 2c IV.

	12/31/2025	12/31/2024
	Gross book value	Gross book value
Government securities	126,693	158,680
Brazil	105,678	111,824
Latin America	5,974	21,730
Abroad	15,041	25,126
Corporate securities	193,458	168,827
Rural product note	69,778	60,358
Bank deposit certificates	63	50
Real estate receivables certificates	4,209	5,827
Debentures	79,168	77,344
Eurobonds and other	11,690	1,102
Financial bills	379	212
Promissory and commercial notes	21,359	16,312
Other	6,812	7,622
Investment funds	9,814	-
Total	329,965	327,507
Expected credit loss	(2,492)	(3,655)
Amortized cost	327,473	323,852
The securities pledged as collateral for funding transactions with financial institutions and customers and post-employment benefits (Note 26b), are: a) Government securities - Brazil R$ 14,207 (R$ 39,289 at 12/31/2024) and b) Government securities – Latin America R$ 894 (R$ 969 at 12/31/2024 ) and c) Corporate securities R$ 378 (R$ 29,964 at 12/31/2024), totaling R$ 15,479 (R$ 70,222 at 12/31/2024).
Securities at amortized cost, by maturity:

	12/31/2025		12/31/2024
	Gross book value	Amortized cost	Gross book value	Amortized cost
Current	74,248	73,583	90,213	88,582
Up to one year	74,248	73,583	90,213	88,582
Non-current	255,717	253,890	237,294	235,270
From one to five years	189,524	187,986	165,759	164,332
From five to ten years	52,987	52,748	60,289	59,694
After ten years	13,206	13,156	11,246	11,244
Total	329,965	327,473	327,507	323,852
Reconciliation of expected credit loss for securities at amortized cost, segregated by stages:

Stage 1	Balance at 12/31/2024	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2025
Government securities	(28)	-	-	-	-	20	-	(8)
Corporate securities	(296)	(10)	46	(39)	(1)	62	-	(238)
Total	(324)	(10)	46	(39)	(1)	82	-	(246)

Stage 2	Balance at 12/31/2024	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2025
Corporate securities	(125)	39	175	10	(18)	(842)	-	(761)
Total	(125)	39	175	10	(18)	(842)	-	(761)

Stage 3	Balance at 12/31/2024	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	(Increase) / Reversal	Write-off	Balance at 12/31/2025
Corporate securities	(3,206)	1	18	(46)	(175)	1,860	63	(1,485)
Total	(3,206)	1	18	(46)	(175)	1,860	63	(1,485)

Stage 1	Balance at 12/31/2023	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure from Stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2024
Government securities	(36)	-	-	-	-	8	-	(28)
Corporate securities	(147)	449	149	(166)	(88)	(493)	-	(296)
Total	(183)	449	149	(166)	(88)	(485)	-	(324)

Stage 2	Balance at 12/31/2023	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2024
Corporate securities	(122)	166	416	(449)	(13)	(123)	-	(125)
Total	(122)	166	416	(449)	(13)	(123)	-	(125)

Stage 3	Balance at 12/31/2023	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	(Increase) / Reversal	Write-off	Balance at 12/31/2024
Corporate securities	(549)	88	13	(149)	(416)	(2,193)	-	(3,206)
Total	(549)	88	13	(149)	(416)	(2,193)	-	(3,206)